Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net
Note 6 - Property, Plant and Equipment, Net

	December 31,
	2018	2017
	U.S. Dollars (in thousands)
Cost:
Land	863	863
Building	14,099	13,307
Machinery and equipment	7,331	6,406
Office furniture and equipment	624	758
Computer equipment and software	4,383	4,310
Automobiles	87	87
Leasehold improvements	622	353
	28,009	26,084

Less accumulated depreciation	10,892	10,581

	17,117	15,503

Depreciation expenses for the years ended December 31, 2018, 2017 and 2016 amounted to $1,868, $2,001, and $1,820, respectively.

In accordance with credit line agreements, a lien has been placed on the Company’s facility in Israel. See Note 10(D).

During the year ended December 31, 2018, the Company completed the construction of a new facility adjacent to its headquarters. Cumulative costs incurred up to the reporting date are $2,327 (2017 - $2,044). Depreciation of the facility began to be recognized in 2018.